Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment Charges [Abstract]
Schedule of asset impairments [Table Text Block]

	Years Ended December 31,
	2011	2010	2009
Real estate	$5,359	$-	$900
Net investments in direct financing leases	(1,608)	1,140	2,616
Total impairment charges included in expenses	3,751	1,140	3,516
Equity investments in real estate (a)	206	1,394	-
Total impairment charges included in continuing operations	3,957	2,534	3,516
Impairment charges included in discontinued operations	6,722	14,241	6,908
Total impairment charges	$10,679	$16,775	$10,424